Shareholder Report, Holdings (Details) - C000014304	Apr. 30, 2026
FR_126402106
Holdings [Line Items]
Percent of Total Investments	3.50%
FR_203607106
Holdings [Line Items]
Percent of Total Investments	2.90%
FR_254543101
Holdings [Line Items]
Percent of Total Investments	2.90%
FR_353514102
Holdings [Line Items]
Percent of Total Investments	2.90%
FR_258278100
Holdings [Line Items]
Percent of Total Investments	2.80%
FR_84472E102
Holdings [Line Items]
Percent of Total Investments	2.80%
FR_03852U106
Holdings [Line Items]
Percent of Total Investments	2.60%
FR_29670E107
Holdings [Line Items]
Percent of Total Investments	2.60%
FR_451107106
Holdings [Line Items]
Percent of Total Investments	2.50%
FR_92047W101
Holdings [Line Items]
Percent of Total Investments	2.50%
Valvoline, Inc.
Holdings [Line Items]
Percent of Total Investments	28.00%
SectorEnergy
Holdings [Line Items]
Percent of Total Investments	1.30%
SectorUtilities
Holdings [Line Items]
Percent of Total Investments	2.50%
SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	3.10%
SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	3.40%
SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	4.90%
SectorMaterials
Holdings [Line Items]
Percent of Total Investments	5.80%
SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	6.90%
SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	12.00%
SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	14.90%
SectorFinancials
Holdings [Line Items]
Percent of Total Investments	19.60%
SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	25.60%